Fair values of financial assets and liabilities	6 Months Ended
Jun. 30, 2021
Fair values of financial assets and liabilities
Fair values of financial assets and liabilities
Note 15: Fair values of financial assets and liabilities
The valuations of financial instruments have been classified into three levels according to the quality and reliability of information used to determine those fair values. Note 42 to the Group’s 2020 financial statements details the definitions of the three levels in the fair value hierarchy.
Valuation control framework
Key elements of the valuation control framework, which covers processes for all levels in the fair value hierarchy including level 3 portfolios, include model validation (incorporating pre-trade and post-trade testing), product implementation review and independent price verification. Formal committees meet quarterly to discuss and approve valuations in more judgemental areas.
Transfers into and out of level 3 portfolios
Transfers out of level 3 portfolios arise when inputs that could have a significant impact on the instrument’s valuation become market observable; conversely, transfers into the portfolios arise when sources of data cease to be observable.
Valuation methodology
For level 2 and level 3 portfolios, there is no significant change to the valuation methodology (techniques and inputs) disclosed in the Group’s 2020 Annual Report and Accounts applied to these portfolios.
The table below summarises the carrying values of financial assets and liabilities presented on the Group’s balance sheet. The fair values presented in the table are at a specific date and may be significantly different from the amounts which will actually be paid or received on the maturity or settlement date.

	At 30 June 2021		At 31 December 2020
	Carrying value	Fair value	Carrying value	Fair value
	£m	£m	£m	£m

Financial assets
Loans and advances to banks	7,353	7,353	5,950	5,949
Loans and advances to customers	481,342	482,578	480,141	479,518
Debt securities	4,787	4,780	5,137	5,129
Due from fellow Lloyds Banking Group undertakings	692	692	738	738
Financial assets at amortised cost	494,174	495,403	491,966	491,334

Financial liabilities
Deposits from banks	16,029	16,031	24,997	24,998
Customer deposits	457,465	457,543	434,569	434,740
Due to fellow Lloyds Banking Group undertakings	7,169	7,169	6,875	6,875
Debt securities in issue	55,120	57,596	59,293	62,931
Subordinated liabilities	9,600	10,470	9,242	10,275
Financial instruments classified as financial assets at fair value through profit or loss, derivative financial instruments, financial assets at fair value through other comprehensive income and financial liabilities at fair value through profit or loss are recognised at fair value.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)
The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.
The following tables provide an analysis of the financial assets and liabilities of the Group that are carried at fair value in the Group’s consolidated balance sheet, grouped into levels 1 to 3 based on the degree to which the fair value is observable. There were no significant transfers between level 1 and level 2 during the period.

	Level 1	Level 2	Level 3	Total
Financial assets	£m	£m	£m	£m

At 30 June 2021
Financial assets at fair value through profit or loss:
Loans and advances to customers	—	649	438	1,087
Equity shares	201	—	4	205
Total financial assets at fair value through profit or loss	201	649	442	1,292
Financial assets at fair value through other comprehensive income:
Debt securities	12,577	13,207	56	25,840
Treasury and other bills	—	—	—	—
Total financial assets at fair value through other comprehensive income	12,577	13,207	56	25,840
Derivative financial instruments	—	6,424	12	6,436
Total financial assets carried at fair value	12,778	20,280	510	33,568

At 31 December 2020
Financial assets at fair value through profit or loss
Loans and advances to customers	—	—	1,511	1,511
Equity shares	159	4	—	163
Total financial assets at fair value through profit or loss	159	4	1,511	1,674
Financial assets at fair value through other comprehensive income:
Debt securities	14,758	12,437	65	27,260
Treasury and other bills	—	—	—	—
Total financial assets at fair value through other comprehensive income	14,758	12,437	65	27,260
Derivative financial instruments	—	8,327	14	8,341
Total financial assets carried at fair value	14,917	20,768	1,590	37,275
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)

	Level 1	Level 2	Level 3	Total
Financial liabilities	£m	£m	£m	£m

At 30 June 2021
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	6,818	38	6,856
Trading liabilities	1	—	—	1
Total financial liabilities at fair value through profit or loss	1	6,818	38	6,857
Derivative financial instruments	—	5,096	245	5,341
Total financial liabilities carried at fair value	1	11,914	283	12,198

At 31 December 2020
Financial liabilities at fair value through profit or loss:
Liabilities designated at fair value through profit or loss	—	6,783	45	6,828
Trading liabilities	1	2	—	3
Total financial liabilities at fair value through profit or loss	1	6,785	45	6,831
Derivative financial instruments	—	7,909	319	8,228
Total financial liabilities carried at fair value	1	14,694	364	15,059
Movements in level 3 portfolio
The tables below analyse movements in the level 3 financial assets portfolio.

	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivative assets	Total financial assets carried at fair value
	£m	£m	£m	£m

At 1 January 2021	1,511	65	14	1,590
Exchange and other adjustments	(15)	(3)	—	(18)
Losses recognised in the income statement within other income	(49)	—	(2)	(51)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	—	(4)	—	(4)
Purchases/increases to customer loans	18	—	—	18
Sales/repayments of customer loans	(374)	(2)	—	(376)
Transfers into the level 3 portfolio	4	—	—	4
Transfers out of the level 3 portfolio	(653)	—	—	(653)
At 30 June 2021	442	56	12	510
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2021	(60)	—	(2)	(62)
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)

	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Derivative assets	Total financial assets carried at fair value
	£m	£m	£m	£m

At 1 January 2020	1,829	60	—	1,889
Exchange and other adjustments	79	4	—	83
Gains recognised in the income statement within other income	20	—	1	21
Purchases/increases to customer loans	368	—	—	368
Sales/repayments of customer loans	(312)	—	—	(312)
Transfers into the level 3 portfolio	—	—	14	14
Transfers out of the level 3 portfolio	(50)	—	—	(50)
At 30 June 2020	1,934	64	15	2,013
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 30 June 2020	105	—	—	105
The tables below analyse movements in the level 3 financial liabilities portfolio.

	Financial liabilities at fair value through profit or loss	Derivative liabilities	Total financial liabilities carried at fair value
	£m	£m	£m

At 1 January 2021	45	319	364
Gains recognised in the income statement within other income	(2)	(55)	(57)
Redemptions	(5)	(19)	(24)
At 30 June 2021	38	245	283
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2021	(2)	(42)	(44)

At 1 January 2020	47	297	344
Losses recognised in the income statement within other income	1	12	13
Redemptions	(1)	(8)	(9)
Transfers into the level 3 portfolio	—	46	46
At 30 June 2020	47	347	394
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 30 June 2020	—	—	—
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)
The tables below set out the effects of reasonably possible alternative assumptions for categories of level 3 financial assets and financial liabilities which have an aggregated carrying value greater than £500 million.

			At 30 June 2021
				Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/-6%)	438	39	(36)
Other			4
			442
Financial assets at fair value through other comprehensive income			56
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (8%/124%)	12
			12
Level 3 financial assets carried at fair value			510

Financial liabilities at fair value through profit or loss			38
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (8%/124%)	39
Shared appreciation right	Market values – property valuation	HPI (+/-1%)	206
			245
Level 3 financial liabilities carried at fair value			283
[1]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[2]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 15: Fair values of financial assets and liabilities (continued)

			At 31 December 2020
				Effect of reasonably possible alternative assumptions[2]
	Valuation techniques	Significant unobservable inputs[1]	Carrying value	Favourable changes	Unfavourable changes
			£m	£m	£m

Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (-50bps/+106bps)	1,511	47	(45)
			1,511
Financial assets at fair value through other comprehensive income			65
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (13%/128%)	14
			14
Level 3 financial assets carried at fair value			1,590

Financial liabilities at fair value through profit or loss			45
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (33%/60%)	48
Shared appreciation right	Market values – property valuation	HPI (+/-1%)	271
			319
Level 3 financial liabilities carried at fair value			364
[1]Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
[2]Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are unchanged from those described in the Group’s 2020 financial statements.
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships and are unchanged from those described in note 42 to the Group’s 2020 financial statements.